Net (recoveries) charges related to Ukraine Conflict	12 Months Ended
Dec. 31, 2024
Unusual or Infrequent Items, or Both [Abstract]
Net (recoveries) charges related to Ukraine Conflict	Net (recoveries) charges related to Ukraine Conflict
On February 24, 2022, Russia launched a large-scale military invasion of Ukraine and has since been engaged in a broad military conflict with Ukraine (the “Ukraine Conflict”). In response to the Ukraine Conflict and ongoing related hostilities, the United States, the European Union, the United Kingdom and other countries have imposed broad, far-reaching sanctions against Russia, certain Russian persons and certain activities involving Russia or Russian persons (the “Sanctions”).
In compliance with all applicable sanctions in March 2022, we terminated the leasing of all of our aircraft and engines with Russian airlines.
The Ukraine Conflict, the Sanctions and the actions of our former Russian lessees and the Russian government together have represented an unusual and infrequent event and therefore the related net (recoveries) charges are classified separately on our Consolidated Income Statements.
During 2022, we recognized a pre-tax net charge of $2.7 billion to our earnings, comprised of write-offs and impairments of flight equipment, which were partially offset by the derecognition of lease-related assets and liabilities (including maintenance rights and lease premium intangible assets, maintenance liabilities, security deposits and other balances) and the collection of letter of credit proceeds. We recognized a total loss write-off with respect to our assets that remain in Russia and Ukraine, and impairment losses with respect to the assets we have recovered from Russian and Ukrainian airlines. The termination of the leasing of our leased fleet in Russia also resulted in reduced revenues and operating cash flows.
During the year ended December 31, 2023, we recognized insurance settlement proceeds of $1.3 billion pursuant to insurance settlements with several Russian airlines and their Russian insurers in respect of 67 aircraft and ten spare engines lost in Russia.
We have been pursuing claims in the London Commercial Court with respect to our assets that remain in Russia against the insurers under our contingent and possessed insurance policy (“C&P Policy”) and, with respect to our assets that remain in Russia and were not the subject of insurance settlements with Russian airlines and their Russian insurers, against the insurers and reinsurers under our former Russian lessees’ insurance and reinsurance policies. Refer to Note 31—Commitments and Contingencies for further details on these legal proceedings and the status of any settlement discussions. We are also pursuing insurance claims under the airlines’ insurance and reinsurance policies with respect to two aircraft which were in Ukraine at the beginning of the Ukraine Conflict.
During the year ended December 31, 2024, we recognized net recoveries of $195 million, which included insurance settlement proceeds of $168 million pursuant to settlements with insurers under our C&P Policy, as well as insurance settlement proceeds of $4 million pursuant to an insurance settlement with a Russian airline and its Russian insurer in respect of one aircraft lost in Russia and $23 million in respect of a Boeing 777-300ER aircraft which was in Ukraine at the beginning of the Ukraine Conflict and subsequently extracted. The recovery amount was based on the lower of depreciated cost and fair value of the aircraft less costs to recover the aircraft.
We intend to continue to vigorously pursue all remaining insurance claims. However, the collection, timing and amount of any potential further recoveries under our C&P Policy and under the respective airlines’ insurance and reinsurance policies are uncertain and we have not recognized any claim receivables as of December 31, 2024.
25. Net (recoveries) charges related to Ukraine Conflict (Continued)
Net (recoveries) charges related to Ukraine Conflict consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	Year ended 31 December,
	2024	2023	2022
	(U.S. Dollars in millions)
Net (recoveries) write-offs and impairments of flight equipment	$(23)	$(15)	$3,160
Insurance proceeds received	(172)	(1,254)	—
Derecognition of lease-related assets and liabilities	—	—	(237)
Letters of credit receipts and other collections	—	(19)	(257)
Net (recoveries) charges related to Ukraine Conflict	$(195)	$(1,288)	$2,666